Commitments and Contingencies (Detail Textuals) (USD $)	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Deferred rent liability included in other liability	$ 75,952
Future minimum lease payments twelve months ended June 30, 2013	106,189
Future minimum lease payments twelve months ended June 30, 2014	145,961
Future minimum lease payments twelve months ended June 30, 2015	151,210
Future minimum lease payments twelve months ended June 30, 2016	$ 38,021